Other operating income and expenses	9 Months Ended
Sep. 30, 2018
Other operating income and expenses [Abstract]
Other operating income and expenses
Note 20. - Other operating income and expenses

The table below shows the detail of Other operating income and expenses for the nine-month periods ended September 30, 2018, and 2017:

Other Operating income	For the nine-month period ended September 30,
	2018	2017
	($ in thousands)
Grants (see Note 16)	44,577	44,827
Income from various services and insurance proceeds	28,682	11,672
Income from the purchase of the long-term operation and maintenance payable to Abengoa (see Note 11)	38,955	-
Total	112,214	56,499

Other Operating expenses	For the nine-month period ended September 30,
	2018	2017
	($ in thousands)
Leases and fees	(1,296)	(5,192)
Operation and maintenance	(108,522)	(90,215)
Independent professional services	(24,877)	(19,925)
Supplies	(19,204)	(14,409)
Insurance	(18,279)	(17,782)
Levies and duties	(35,012)	(44,083)
Other expenses	(10,143)	(2,067)
Total	(217,333)	(193,673)